Uncategorized Items
[nbg_HeldToMaturitySecuritiesTotalFairValue]	10,360,000,000	10,471,000,000	812,000,000	9,634,000,000	25,000,000	10,645,000,000	10,968,000,000	1,231,000,000	9,718,000,000	19,000,000
[nbg_OtherComprehensiveIncomeLossPensionAndOtherPostretirementBenefitPlansNetOfTax]											0	(31,000,000)	0